Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001756497
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Change Healthcare Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38961
Entity Tax Identification Number	82-2152098
Entity Address, Address Line One	424 Church Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37219
City Area Code	(615)
Local Phone Number	932-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CHNG
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Tangible Equity Units
Trading Symbol	CHNGU
Security Exchange Name	NASDAQ